AQR FUNDS

Supplement dated June 26, 2014 (“Supplement”)

to the Statement of Additional Information, dated January 29, 2014 (“SAI”)

for AQR Core Equity Fund, AQR Small Cap Core Equity Fund, AQR International Core Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum Fund, AQR International Momentum Fund, AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed International Momentum Fund, AQR U.S. Defensive Equity Fund, AQR International Defensive Equity Fund, AQR Global Equity Fund, AQR International Equity Fund,

and as supplemented April 17, 2014 for AQR Emerging Defensive Equity Fund

This Supplement updates certain information contained in the SAI. Please review this important information carefully. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective May 29, 2014, the Board has elected Marco Hanig, Ph.D. as a trustee of the Trust, appointed Heather Bonner, CPA as Chief Financial Officer of the Trust, and approved certain other changes to officers of the Trust.

Accordingly, the first paragraph and trustee and officers table under the “Management of the Funds” section on p. 27 of the SAI are hereby deleted in their entirety and replaced with the following:

The overall management of the business and affairs of the Funds is vested with the Board of Trustees. The Board of Trustees consists of seven individuals (each, a “Trustee”), five of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Disinterested Trustees”). The Trustees are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including the Trust’s agreements with its investment advisers, investment sub-advisers, administrator, custodian and transfer agent. The management of each Fund’s day-to-day operations is delegated to its officers, the Adviser, and the Funds’ administrator, subject always to the investment objectives and policies of each of the Funds and to general supervision of the Board of Trustees. The Disinterested Trustees have retained independent legal counsel to assist them in connection with their duties.

Listed in the chart below is basic information regarding the Trustees and officers of the Trust. The address of each officer and Trustee is Two Greenwich Plaza, Greenwich CT 06830.

Name and Year of Birth	Current Position with the Trust, Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Present or Past Directorships Held by Trustee (during the past 5 years)
Disinterested Trustees[2]
Timothy K. Armour, M.B.A., 1948	Chairman of the Board since 2010 and Trustee, since 2008	Interim Chief Executive Officer of Janus Capital Group (2009 to 2010) (financial services)	36	Janus Capital Group (since 1998); ETF Securities (2010-2013)

1

Name and Year of Birth	Current Position with the Trust, Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Present or Past Directorships Held by Trustee (during the past 5 years)
L. Joe Moravy, M.B.A., CPA, 1950	Trustee, since 2008	Managing Director, Finance Scholars Group (since 2010) (consulting); Managing Director and Owner, LJM Advisory (2008-2010) (consulting)	36	Nuveen Exchange Traded Commodities Funds (since 2012)
William L. Atwell, M.B.A., 1950	Trustee, since 2011	Managing Director, Atwell Partners LLC (since 2012) (consulting); President (CIGNA International), CIGNA (2008 to 2012) (insurance)	36	Webster Financial Corporation (since 2014)
Gregg D. Behrens, M.M., 1952	Trustee, since 2011	Chief Executive Officer and Executive Vice President (Asia-Pacific Region), Northern Trust Company (1974 to 2009) (banking)	36	None
Brian Posner, M.B.A., 1961	Trustee, since 2011	President, Point Rider Group LLC (since 2008) (consulting)	36	Biogen Idec (since 2008); Arch Capital Group (since 2011); BG Medicine (since 2012); RiverPark Funds Trust (2010 to 2012)
Interested Trustees[3]
David Kabiller, CFA, 1963	Trustee, since 2010	Founding Principal, AQR Capital Management, LLC (since 1998)	36	None
Marco Hanig, Ph.D., 1958	Trustee, since 2014; Chief Executive Officer, since 2009; President, since 2008	Principal, AQR Capital Management, LLC (since 2008)	36	None
Officers
H.J. Willcox, J.D., 1966	Chief Compliance Officer, since 2013	Managing Director and Chief Compliance Officer, AQR Capital Management, LLC (since 2013); Global Head of Compliance and Counsel, KKR & Co., L.P. (2008-2013)	N/A	N/A
Heather Bonner, CPA, 1977	Chief Financial Officer, since 2014	Vice President, AQR Capital Management, LLC (since 2013); Senior Manager, PricewaterhouseCoopers, LLP (2007-2013)	N/A	N/A

2

Name and Year of Birth	Current Position with the Trust, Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Present or Past Directorships Held by Trustee (during the past 5 years)
Aaron Masek, CPA, 1974	Vice President and Treasurer, since 2010	Vice President, AQR Capital Management, LLC (since 2010); Audit Manager, Cohen Fund Audit Services, Ltd. (2008-2009)	N/A	N/A
Bradley Asness, J.D., M.B.A., 1969	Vice President, since 2009	Principal and Chief Legal Officer, AQR Capital Management, LLC (since 1998)	N/A	N/A
Brendan R. Kalb, J.D., 1975	Executive Vice President, since 2009; Secretary, since 2008	Managing Director and General Counsel, AQR Capital Management, LLC (since 2004)	N/A	N/A
Nicole DonVito, J.D., 1979	Chief Legal Officer, since 2014; Vice President, since 2009	Senior Counsel —Head of Registered Products, AQR Capital Management, LLC (since 2007)	N/A	N/A

[1]

Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of Trust. A Disinterested Trustee may not hold office beyond December 31 of the year in which he turns 72.

[2]	A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
[3]

An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller and Dr. Hanig are interested persons of the Trust because of their positions with the Adviser.

The first paragraph under the heading “Leadership Structure of the Board of Trustees” on p. 29 of the SAI, in the section titled “Management of the Funds” is hereby deleted in its entirety and replaced with the following:

Overall responsibility for oversight of the Trust and its Funds rests with the Board of Trustees (the “Board”). The Trust, on behalf of the Funds, has engaged the Adviser to manage the Funds on a day-to day basis. The Board is responsible for overseeing the Adviser and any other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws, the Trust’s Declaration of Trust and By-laws, and each Fund’s investment objectives and strategies. The Board is presently composed of seven members, five of whom are Disinterested Trustees. The Board currently conducts regular in-person meetings and holds special telephonic meetings, or informal conference calls, to discuss specific matters that may arise or require action between regular Board meetings. The Disinterested Trustees also meet in executive session, at which no Trustees who are interested persons of the Funds are present. The Disinterested Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The following paragraph is added at the end of the disclosure under the heading “Board of Trustees and Committees” on p. 30 of the SAI, in the section titled “Management of the Funds”:

Marco Hanig, Ph.D. Dr. Hanig has served as a Trustee of the Trust since 2014, as Chief Executive Officer since 2009 and as President since 2008. In addition, he has more than 19 years of business

3

and executive experience related to mutual funds and is a Principal of the Adviser. He has been with the Adviser since 2008. Prior to joining the Adviser, Dr. Hanig was a principal with William Blair & Company, where he served as President of the William Blair Funds and Chief Operating Officer of the Investment Management Department. Dr. Hanig also has corporate governance experience serving as a director/trustee for not-for-profit organizations.

The first paragraph under the heading “Committees of the Board of Trustees” on p. 31 of the SAI, in the section titled “Management of the Funds,” is hereby deleted in its entirety and replaced with the following:

As discussed above, the Board of Trustees currently has two standing committees: (1) an Audit Committee, and (2) a Nominating and Governance Committee. Currently, each Disinterested Trustee serves on each committee. Mr. Kabiller and Dr. Hanig, as Interested Trustees, are not members of either committee. Each committee has adopted a written charter setting forth its duties and responsibilities. The Audit Committee met four times and the Nominating and Governance Committee met once during the 12-months ended September 30, 2013.

The following is added at the end of the table under the heading “Fund Ownership of the Trustees” on p. 32 of the SAI, in the section titled “Management of the Funds”:

Name of Trustee	Dollar Range of Equity Securities in the Fund		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
	Name of Fund	Dollar Range
Marco Hanig, Ph.D.	AQR Momentum Fund	$10,001-50,000	Over $100,000
	AQR Small Cap Momentum Fund	$10,001-50,000
	AQR International Momentum Fund	$50,001-100,000
	AQR Core Equity Fund	$1-10,000
	AQR Small Cap Core Equity Fund	Over $100,000
	AQR International Core Equity Fund	$50,001-100,000

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

4

AQR FUNDS

Supplement dated June 26, 2014 (“Supplement”)

to the Statement of Additional Information, dated April 21, 2014 (“SAI”)

for AQR Emerging Core Equity Fund and AQR Emerging Momentum Fund

This Supplement updates certain information contained in the SAI. Please review this important information carefully. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective May 29, 2014, the Board has elected Marco Hanig, Ph.D. as a trustee of the Trust, appointed Heather Bonner, CPA as Chief Financial Officer of the Trust, and approved certain other changes to officers of the Trust.

Accordingly, the first paragraph and trustee and officers table under the “Management of the Funds” section on p. 27 of the SAI are hereby deleted in their entirety and replaced with the following:

The overall management of the business and affairs of the Funds is vested with the Board of Trustees. The Board of Trustees consists of seven individuals (each, a “Trustee”), five of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Disinterested Trustees”). The Trustees are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including the Trust’s agreements with its investment advisers, investment sub-advisers, administrator, custodian and transfer agent. The management of each Fund’s day-to-day operations is delegated to its officers, the Adviser, and the Funds’ administrator, subject always to the investment objectives and policies of each of the Funds and to general supervision of the Board of Trustees. The Disinterested Trustees have retained independent legal counsel to assist them in connection with their duties.

Listed in the chart below is basic information regarding the Trustees and officers of the Trust. The address of each officer and Trustee is Two Greenwich Plaza, Greenwich CT 06830.

Name and Year of Birth	Current Position with the Trust, Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Present or Past Directorships Held by Trustee (during the past 5 years)
Disinterested Trustees[2]
Timothy K. Armour, M.B.A., 1948	Chairman of the Board since 2010 and Trustee, since 2008	Interim Chief Executive Officer of Janus Capital Group (2009 to 2010) (financial services)	36	Janus Capital Group (since 1998); ETF Securities (2010-2013)

Name and Year of Birth	Current Position with the Trust, Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Present or Past Directorships Held by Trustee (during the past 5 years)

L. Joe Moravy, M.B.A., CPA, 1950	Trustee, since 2008	Managing Director, Finance Scholars Group (since 2010) (consulting); Managing Director and Owner, LJM Advisory (2008-2010) (consulting)	36	Nuveen Exchange Traded Commodities Funds (since 2012)
William L. Atwell, M.B.A., 1950	Trustee, since 2011	Managing Director, Atwell Partners LLC (since 2012) (consulting); President (CIGNA International), CIGNA (2008 to 2012) (insurance)	36	Webster Financial Corporation (since 2014)

Gregg D. Behrens, M.M., 1952	Trustee, since 2011	Chief Executive Officer and Executive Vice President (Asia-Pacific Region), Northern Trust Company (1974 to 2009) (banking)	36	None
Brian Posner, M.B.A., 1961	Trustee, since 2011	President, Point Rider Group LLC (since 2008) (consulting)	36	Biogen Idec (since 2008); Arch Capital Group (since 2011); BG Medicine (since 2012); RiverPark Funds Trust (2010 to 2012)
Interested Trustees[3]
David Kabiller, CFA, 1963	Trustee, since 2010	Founding Principal, AQR Capital Management, LLC (since 1998)	36	None

Marco Hanig, Ph.D., 1958	Trustee, since 2014; Chief Executive Officer, since 2009; President, since 2008	Principal, AQR Capital Management, LLC (since 2008)	36	None

Name and Year of Birth	Current Position with the Trust, Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Present or Past Directorships Held by Trustee (during the past 5 years)
Officers

H.J. Willcox, J.D., 1966	Chief Compliance Officer, since 2013	Managing Director and Chief Compliance Officer, AQR Capital Management, LLC (since 2013); Global Head of Compliance and Counsel, KKR & Co., L.P. (2008-2013)	N/A	N/A
Heather Bonner, CPA, 1977	Chief Financial Officer, since 2014	Vice President, AQR Capital Management, LLC (since 2013); Senior Manager, PricewaterhouseCoopers, LLP (2007-2013)	N/A	N/A

Aaron Masek, CPA, 1974	Vice President and Treasurer, since 2010	Vice President, AQR Capital Management, LLC (since 2010); Audit Manager, Cohen Fund Audit Services, Ltd. (2008-2009)	N/A	N/A
Bradley Asness, J.D., M.B.A., 1969	Vice President, since 2009	Principal and Chief Legal Officer, AQR Capital Management, LLC (since 1998)	N/A	N/A

Brendan R. Kalb, J.D., 1975	Executive Vice President, since 2009; Secretary, since 2008	Managing Director and General Counsel, AQR Capital Management, LLC (since 2004)	N/A	N/A

Name and Year of Birth	Current Position with the Trust, Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Present or Past Directorships Held by Trustee (during the past 5 years)
Nicole DonVito, J.D., 1979	Chief Legal Officer, since 2014; Vice President, since 2009	Senior Counsel —Head of Registered Products, AQR Capital Management, LLC (since 2007)	N/A	N/A

[1]

Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of Trust. A Disinterested Trustee may not hold office beyond December 31 of the year in which he turns 72.

[2]	A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
[3]

An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller and Dr. Hanig are interested persons of the Trust because of their positions with the Adviser.

The first paragraph under the heading “Leadership Structure of the Board of Trustees” on p. 29 of the SAI, in the section titled “Management of the Funds” is hereby deleted in its entirety and replaced with the following:

Overall responsibility for oversight of the Trust and its Funds rests with the Board of Trustees (the “Board”). The Trust, on behalf of the Funds, has engaged the Adviser to manage the Funds on a day-to day basis. The Board is responsible for overseeing the Adviser and any other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws, the Trust’s Declaration of Trust and By-laws, and each Fund’s investment objectives and strategies. The Board is presently composed of seven members, five of whom are Disinterested Trustees. The Board currently conducts regular in-person meetings and holds special telephonic meetings, or informal conference calls, to discuss specific matters that may arise or require action between regular Board meetings. The Disinterested Trustees also meet in executive session, at which no Trustees who are interested persons of the Funds are present. The Disinterested Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The following paragraph is added at the end of the disclosure under the heading “Board of Trustees and Committees” on p. 30 of the SAI, in the section titled “Management of the Funds”:

Marco Hanig, Ph.D. Dr. Hanig has served as a Trustee of the Trust since 2014, as Chief Executive Officer since 2009 and as President since 2008. In addition, he has more than 19 years of business and executive experience related to mutual funds and is a Principal of the Adviser. He has been with the Adviser since 2008. Prior to joining the Adviser, Dr. Hanig was a principal with William Blair & Company, where he served as President of the William Blair Funds and Chief Operating Officer of the Investment Management Department. Dr. Hanig also has corporate governance experience serving as a director/trustee for not-for-profit organizations.

The first paragraph under the heading “Committees of the Board of Trustees” on p. 31 of the SAI, in the section titled “Management of the Funds,” is hereby deleted in its entirety and replaced with the following:

As discussed above, the Board of Trustees currently has two standing committees: (1) an Audit Committee, and (2) a Nominating and Governance Committee. Currently, each Disinterested Trustee serves on each committee. Mr. Kabiller and Dr. Hanig, as Interested Trustees, are not members of either committee. Each committee has adopted a written charter setting forth its duties and responsibilities. The Audit Committee met four times and the Nominating and Governance Committee met once during the 12-months ended September 30, 2013.

The following is added at the end of the table under the heading “Fund Ownership of the Trustees” on p. 32 of the SAI, in the section titled “Management of the Funds”:

Name of Trustee	Dollar Range of Equity Securities in the Fund		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
	Name of Fund	Dollar Range
Marco Hanig, Ph.D.	AQR Momentum Fund	$10,001-50,000	Over $100,000
	AQR Small Cap Momentum Fund	$10,001-50,000
	AQR International Momentum Fund	$50,001-100,000
	AQR Core Equity Fund	$1-10,000
	AQR Small Cap Core Equity Fund	Over $100,000
	AQR International Core Equity Fund	$50,001-100,000

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

AQR FUNDS

Supplement dated June 26, 2014 (“Supplement”)

to the Statement of Additional Information, dated May 1, 2014 (“SAI”)

for AQR Diversified Arbitrage Fund, AQR Global Macro Fund, AQR Long-Short Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II MV Fund, AQR Risk Parity II HV Fund and AQR Style Premia Alternative Fund

This Supplement updates certain information contained in the SAI. Please review this important information carefully. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective May 29, 2014, the Board has elected Marco Hanig, Ph.D. as a trustee of the Trust, appointed Heather Bonner, CPA as Chief Financial Officer of the Trust, and approved certain other changes to officers of the Trust.

Accordingly, the first paragraph and trustee and officers table under the “Management of the Funds” section on p. 42 of the SAI are hereby deleted in their entirety and replaced with the following:

The overall management of the business and affairs of the Funds is vested with the Board of Trustees. The Board of Trustees consists of seven individuals (each, a “Trustee”), five of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Disinterested Trustees”). The Trustees are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including the Trust’s agreements with its investment advisers, investment sub-advisers, administrator, custodian and transfer agent. The management of each Fund’s day-to-day operations is delegated to its officers, the Adviser, and the Funds’ administrator, subject always to the investment objectives and policies of each of the Funds and to general supervision of the Board of Trustees. The Disinterested Trustees have retained independent legal counsel to assist them in connection with their duties.

Listed in the chart below is basic information regarding the Trustees and officers of the Trust. The address of each officer and Trustee is Two Greenwich Plaza, Greenwich CT 06830.

Name and Year of Birth	Current Position with the Trust, Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Present or Past Directorships Held by Trustee (during the past 5 years)
Disinterested Trustees[2]
Timothy K. Armour, M.B.A., 1948	Chairman of the Board since 2010 and Trustee, since 2008	Interim Chief Executive Officer of Janus Capital Group (2009 to 2010) (financial services)	36	Janus Capital Group (since 1998); ETF Securities (2010-2013)

1

Name and Year of Birth	Current Position with the Trust, Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Present or Past Directorships Held by Trustee (during the past 5 years)
L. Joe Moravy, M.B.A., CPA, 1950	Trustee, since 2008	Managing Director, Finance Scholars Group (since 2010) (consulting); Managing Director and Owner, LJM Advisory (2008-2010) (consulting)	36	Nuveen Exchange Traded Commodities Funds (since 2012)
William L. Atwell, M.B.A., 1950	Trustee, since 2011	Managing Director, Atwell Partners LLC (since 2012) (consulting); President (CIGNA International), CIGNA (2008 to 2012) (insurance)	36	Webster Financial Corporation (since 2014)
Gregg D. Behrens, M.M., 1952	Trustee, since 2011	Chief Executive Officer and Executive Vice President (Asia-Pacific Region), Northern Trust Company (1974 to 2009) (banking)	36	None
Brian Posner, M.B.A., 1961	Trustee, since 2011	President, Point Rider Group LLC (since 2008) (consulting)	36	Biogen Idec (since 2008); Arch Capital Group (since 2011); BG Medicine (since 2012); RiverPark Funds Trust (2010 to 2012)
Interested Trustees[3]
David Kabiller, CFA, 1963	Trustee, since 2010	Founding Principal, AQR Capital Management, LLC (since 1998)	36	None
Marco Hanig, Ph.D., 1958	Trustee, since 2014; Chief Executive Officer, since 2009; President, since 2008	Principal, AQR Capital Management, LLC (since 2008)	36	None

2

Name and Year of Birth	Current Position with the Trust, Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Present or Past Directorships Held by Trustee (during the past 5 years)
Officers
H.J. Willcox, J.D., 1966	Chief Compliance Officer, since 2013	Managing Director and Chief Compliance Officer, AQR Capital Management, LLC (since 2013); Global Head of Compliance and Counsel, KKR & Co., L.P. (2008-2013)	N/A	N/A
Heather Bonner, CPA, 1977	Chief Financial Officer, since 2014	Vice President, AQR Capital Management, LLC (since 2013); Senior Manager, PricewaterhouseCoopers, LLP (2007-2013)	N/A	N/A
Aaron Masek, CPA, 1974	Vice President and Treasurer, since 2010	Vice President, AQR Capital Management, LLC (since 2010); Audit Manager, Cohen Fund Audit Services, Ltd. (2008-2009)	N/A	N/A
Bradley Asness, J.D., M.B.A., 1969	Vice President, since 2009	Principal and Chief Legal Officer, AQR Capital Management, LLC (since 1998)	N/A	N/A
Brendan R. Kalb, J.D., 1975	Executive Vice President, since 2009; Secretary, since 2008	Managing Director and General Counsel, AQR Capital Management, LLC (since 2004)	N/A	N/A
Nicole DonVito, J.D., 1979	Chief Legal Officer, since 2014; Vice President, since 2009	Senior Counsel —Head of Registered Products, AQR Capital Management, LLC (since 2007)	N/A	N/A

[1]

Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of Trust. A Disinterested Trustee may not hold office beyond December 31 of the year in which he turns 72.

[2]	A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
[3]

An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller and Dr. Hanig are interested persons of the Trust because of their positions with the Adviser.

3

The first paragraph under the heading “Leadership Structure of the Board of Trustees” on p. 44 of the SAI, in the section titled “Management of the Funds” is hereby deleted in its entirety and replaced with the following:

Overall responsibility for oversight of the Trust and its Funds rests with the Board of Trustees (the “Board”). The Trust, on behalf of the Funds, has engaged the Adviser to manage the Funds on a day-to day basis. The Board is responsible for overseeing the Adviser and any other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws, the Trust’s Declaration of Trust and By-laws, and each Fund’s investment objectives and strategies. The Board is presently composed of seven members, five of whom are Disinterested Trustees. The Board currently conducts regular in-person meetings and holds special telephonic meetings, or informal conference calls, to discuss specific matters that may arise or require action between regular Board meetings. The Disinterested Trustees also meet in executive session, at which no Trustees who are interested persons of the Funds are present. The Disinterested Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The following paragraph is added at the end of the disclosure under the heading “Board of Trustees and Committees” on p. 45 of the SAI, in the section titled “Management of the Funds”:

Marco Hanig, Ph.D. Dr. Hanig has served as a Trustee of the Trust since 2014, as Chief Executive Officer since 2009 and as President since 2008. In addition, he has more than 19 years of business and executive experience related to mutual funds and is a Principal of the Adviser. He has been with the Adviser since 2008. Prior to joining the Adviser, Dr. Hanig was a principal with William Blair & Company, where he served as President of the William Blair Funds and Chief Operating Officer of the Investment Management Department. Dr. Hanig also has corporate governance experience serving as a director/trustee for not-for-profit organizations.

The first paragraph under the heading “Committees of the Board of Trustees” on p. 46 of the SAI, in the section titled “Management of the Funds,” is hereby deleted in its entirety and replaced with the following:

As discussed above, the Board of Trustees currently has two standing committees: (1) an Audit Committee, and (2) a Nominating and Governance Committee. Currently, each Disinterested Trustee serves on each committee. Mr. Kabiller and Dr. Hanig, as Interested Trustees, are not members of either committee. Each committee has adopted a written charter setting forth its duties and responsibilities. The Audit Committee met four times and the Nominating and Governance Committee met once during the 12-months ended December 31, 2013.

The following is added at the end of the table under the heading “Fund Ownership of the Trustees” on p. 48 of the SAI, in the section titled “Management of the Funds”:

Name of Trustee	Dollar Range of Equity Securities in the Fund		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
	Name of Fund	Dollar Range
Marco Hanig, Ph.D.	N/A	N/A	Over $	100,000	*

*	Trustee holds equity securities in other series of the Trust which are described in a separate Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

4